Property and Equipment, Net - Narrative (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation	$ 122,600,000	$ 83,300,000	$ 71,000,000.0
Impairment of long-lived assets	0	0	0
Asset retirement obligation	13,800,000	12,800,000
Changes in ARO liabilities		0	$ 0
Total property and equipment, net	772,000,000	354,000,000
Retirement Assets
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 5,500,000	$ 7,100,000